AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS

June 30, 2020

(unaudited)

Principal Amount	General Obligation Bonds (5.0%)	Ratings Moody’s, S&P and Fitch	Value	(a)

	Henderson County, Kentucky
$330,000	3.000%, 11/01/20	Aa3/NR/NR	$332,996

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	4,076,064

	Rowan County, Kentucky
400,000	3.000%, 06/01/21 AGMC Insured	A1/AA/NR	408,848
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	955,365
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	985,391

	Warren County, Kentucky
615,000	4.000%, 06/01/25 Series 2011	Aa1/NR/NR	635,375
635,000	4.000%, 06/01/26 Series 2011	Aa1/NR/NR	655,307
660,000	4.000%, 06/01/27 Series 2011	Aa1/NR/NR	680,335

	Total General Obligation Bonds		8,729,681

	Revenue Bonds (91.0%)

	State Agency (26.7%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,006,700
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,244,880
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,283,020
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,170,130

	Kentucky Rural Water Finance Corp.
210,000	4.250%, 08/01/20 NPFG Insured	Baa2/A+/NR	210,483
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+/NR	200,514
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+/NR	240,643
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+/NR	255,671
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+/NR	290,705
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+/NR	245,610
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+/NR	315,784
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	381,874
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	310,469
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	457,263
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	472,523
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	487,962
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	513,657

	Kentucky State Office Building COP
2,250,000	4.000%, 04/15/27	A1/NR/NR	2,678,243
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,908,550

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 10/01/25	A1/A-/A+	1,101,310
625,000	4.000%, 04/01/26 Project 105	A2/A-/A+	658,281
655,000	4.000%, 04/01/27 Project 105	A2/A-/A+	687,501

1,500,000	5.000%, 10/01/29 Project 106	A1/A-/A+	1,622,370
770,000	5.000%, 08/01/23 Project 108	A1/A-/A+	856,471
3,000,000	5.000%, 08/01/33 Project 108	A1/A-/A+	3,334,560
5,000,000	5.000%, 08/01/32 Project 110	A1/A-/A+	5,564,700
2,040,000	5.000%, 11/01/27 Project 112	A1/A-/A+	2,380,252
1,425,000	5.000%, 11/01/28 Project 112	A1/A-/A+	1,654,097
2,500,000	5.000%, 02/01/31 Project 112	A1/A-/A+	2,826,100
1,400,000	4.000%, 10/01/30 Project 114	Aa3/A-/A+	1,601,222
1,000,000	5.000%, 04/01/23 Project 115	A1/A-/A+	1,100,840
1,000,000	5.000%, 04/01/29 Project 115	A1/A-/A+	1,165,300
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/A+	2,322,860
500,000	5.000%, 05/01/36 Project 117	A1/NR/A+	571,630
1,490,000	5.000%, 05/01/24 Project 119	A1/A-/A+	1,684,385
1,015,000	5.000%, 05/01/25 Project 119	A1/A-/A+	1,168,306
1,000,000	5.000%, 02/01/28 Project 121	A1/NR/A+	1,193,130

	Total State Agency		47,167,996

	Airports (4.0%)

	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,316,910
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,664,171
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	2,166,667

	Total Airports		7,147,748

	City (0.6%)

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA/NR	1,110,370

	Excise Tax (1.1%)

	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,891,761

	Healthcare (10.3%)

	City of Ashland, Kentucky, Medical Center (King’s Daughter)
460,000	5.000%, 02/01/31 Series 2019	Baa3/BBB-/BBB-	552,557
450,000	5.000%, 02/01/32 Series 2019	Baa3/BBB-/BBB-	536,697

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	803,789
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	766,895
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	562,915

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
2,710,000	5.000%, 10/01/27 Series A	NR/A/A+	3,012,030
3,500,000	5.000%, 10/01/31 Series A	NR/A/A+	4,122,440

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	746,861

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/BBB+/NR	969,131

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,446,630
680,000	4.000%, 10/01/29	NR/A+/NR	715,659

	Total Healthcare		18,235,604

	Higher Education (13.0%)

	Boyle County, Kentucky Educational Facilities Refunding, Series 2017 (Centre College)
2,050,000	5.000%, 06/01/28	A3/A/NR	2,420,046
1,000,000	5.000%, 06/01/29	A3/A/NR	1,176,000

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	A1/A-/NR	1,280,113
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,471,806
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	958,462

	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground (Transylvania University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	558,221
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	665,376

	Lexington-Fayette, Kentucky Urban County Government (Transylvania University Project)
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,423,207

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Baa3/NR/NR	2,451,827

	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	1,154,460
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,098,890

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	2,131,755

	Northern Kentucky University, Kentucky General Receipts
990,000	3.000%, 09/01/40 Series A AGMC Insured	A1/AA/NR	1,023,343

	University of Kentucky COP
1,000,000	4.000%, 05/01/39 2011 Series 2019A	Aa3/AA-/NR	1,155,700

	University of Kentucky, Kentucky General Receipts
2,715,000	3.000%, 04/01/39 Series A	Aa2/AA/NR	2,887,022

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Baa1/A+/NR	1,051,070

	Total Higher Education		22,907,298

	Housing (0.6%)

	Kentucky Housing Multifamily Mortgage Revenue
1,135,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,137,565

	Local Public Property (5.4%)

	Jefferson County, Kentucky Capital Projects
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,956,552
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,645,166
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,073,392

	Kentucky Association of Counties Finance Corp. Financing Program
515,000	4.000%, 02/01/25	NR/AA-/NR	542,645
100,000	4.250%, 02/01/24 Series A	NR/AA-/NR	100,298
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	319,410
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	368,690
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	397,067
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	432,671
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	468,229
1,210,000	3.000%, 02/01/38 Series E	NR/AA-/NR	1,291,639

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	939,989

	Total Local Public Property		9,535,748

	School Building (14.5%)

	Caldwell County, Kentucky School District Finance Corp.
530,000	4.250%, 04/01/30	A1/NR/NR	543,451

	Campbell County, Kentucky School District Finance Corp.
340,000	3.500%, 08/01/22	A1/NR/NR	350,615

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,569,280
1,000,000	5.000%, 10/01/27 Series A	Aa3/AA-/NR	1,130,840
750,000	4.250%, 06/01/29 Series A	Aa3/AA-/NR	773,663

	Franklin County, Kentucky School District Finance Corp.
1,560,000	4.000%, 06/01/29	A1/NR/NR	1,644,895
1,135,000	4.000%, 04/01/24 Second Series	A1/NR/NR	1,270,757

	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	954,505
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,230,176
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,363,520
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,816,048

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	644,891
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	687,675

	Shelby County, Kentucky School District Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,763,584
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,854,873

	Total School Building		25,598,773

	Student Loan (2.1%)

	Kentucky Higher Education Student Loan
1,440,000	5.000%, 06/01/22 Senior Series A AMT	NR/A/A	1,529,597
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	448,152
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	699,240
410,000	3.000%, 06/01/29 Senior Series A AMT	NR/A/A	404,855
500,000	4.000%, 06/01/34 Senior Series A AMT	NR/A/A	535,285

	Total Student Loan		3,617,129

	Turnpike/Highway (9.2%)

	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa3/A-/A+	5,336,650
4,030,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	4,529,841
1,000,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	1,065,690
1,715,000	5.000%, 07/01/31 Series B	Aa3/A-/NR	1,953,814
2,925,000	5.000%, 07/01/33 Series B	Aa3/A-/NR	3,300,950

	Total Turnpike/Highway		16,186,945

	Utilities (3.5%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
2,370,000	4.000%, 08/01/27	Aa2/AA/NR	2,375,925

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	530,775
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,198,227

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa2/NR/NR	1,073,930

	Total Utilities		6,178,857

	Total Revenue Bonds		160,715,794

	Pre-Refunded Bonds (2.6%)††
	Pre-Refunded Revenue Bonds (2.6%)

	Airports (2.2%)

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,677,052
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	431,396
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	808,868
300,000	5.000%, 07/01/32 2016 Series B AMT	Aa2/AA/NR	313,134
330,000	5.000%, 07/01/34 2016 Series B AMT	Aa2/AA/NR	344,447
365,000	5.000%, 07/01/36 2016 Series B AMT	Aa2/AA/NR	380,980
	Total Airports		3,955,877

	Local Public Property (0.4%)

	Kentucky Association of Counties Finance Corp. Financing Program
215,000	5.375%, 02/01/27 Series A	NR/NR/NR*	221,401
100,000	5.375%, 02/01/27 Series A	NR/AA-/NR	102,977
100,000	5.375%, 02/01/28 Series A	NR/AA-/NR	102,977
230,000	5.375%, 02/01/28 Series A	NR/NR/NR*	236,847

	Total Local Public Property		664,202

	Total Pre-Refunded Bonds		4,620,079

	Total Municipal Bonds (cost $166,414,003)		174,065,554

Shares	Short-Term Investment (0.4%)

756,539	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.10%** (cost $756,539)	Aaa-mf/AAAm/NR	756,539

	Total Investments (cost $167,170,542-note b)	99.0%	174,822,093
	Other assets less liabilities	1.0	1,775,538
	Net Assets	100.0%	$176,597,631

Portfolio Distribution By Quality Rating	Percent of Investments†
Pre-refunded bonds††	2.7%
Aa of Moody’s or AA of S&P or Fitch	40.8
A of Moody’s or S&P or Fitch	52.8
Baa of Moody’s or BBB of S&P or Fitch	3.0
Not Rated*	0.7
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

*

Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At June 30, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $167,170,542 amounted to of $7,651,551, which consisted of aggregate gross unrealized appreciation of $7,740,492 and aggregate gross unrealized depreciation of $88,941.

(c)

Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$756,539
Level 2 – Other Significant Observable Inputs- Municipal Bonds	174,065,554
Level 3 – Significant Unobservable Inputs	–
Total	$174,822,093
+ See schedule of investments for a detailed listing of securities.